UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2011

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
6/30/11 (Unaudited)

REPURCHASE AGREEMENTS (31.1%)(a)
				Principal amount	Value

Interest in $106,000,000 joint tri-party repurchase agreement dated June 30, 2011 with BNP Paribas SA due July 1, 2011 - maturity value of $37,000,103 for an effective yield of 0.10% (collateralized by various corporate bonds and notes with coupon rates ranging from 3.984% to 9.875% and due dates ranging from a bond that matures on November 30, 2015 to a perpetual bond that does not have a predetermined maturity date, valued at $111,300,000)				$37,000,000	$37,000,000

Interest in $300,000,000 joint tri-party repurchase agreement dated June 30, 2011 with BNP Paribas SA due July 1, 2011 - maturity value of $90,000,125 for an effective yield of 0.05% (collateralized by various Government National Mortgage Association securities with coupon rates ranging from 4.50% to 5.00% and due dates ranging from April 20, 2039 to April 20, 2041, valued at $306,000,000)				90,000,000	90,000,000

Interest in $400,000,000 joint tri-party repurchase agreement dated June 30, 2011 with Citigroup Global Markets, Inc. due July 1, 2011 - maturity value of $90,000,200 for an effective yield of 0.08% (collateralized by various mortgage-backed securities with coupon rates ranging from 3.358% to 6.00% and due dates ranging from February 1, 2025 to April 1, 2041, valued at $408,000,000)				90,000,000	90,000,000

Interest in $136,747,000 joint tri-party repurchase agreement dated June 30, 2011 with Deutsche Bank Securities, Inc. due July 1, 2011 - maturity value of $92,646,129 for an effective yield of 0.05% (collateralized by various Federal National Mortgage Association securities with coupon rates ranging from 5.00% to 6.50% and due dates ranging from January 1, 2039 to April 1, 2041, valued at $139,481,940)				92,646,000	92,646,000

Interest in $325,000,000 joint tri-party repurchase agreement dated June 30, 2011 with Goldman Sachs & Co. due July 1, 2011 - maturity value of $90,000,075 for an effective yield of 0.03% (collateralized by various mortgage-backed securities with coupon rates ranging from 2.21% to 7.00% and due dates ranging from February 1, 2014 to June 1, 2041, valued at $331,500,000)				90,000,000	90,000,000

Interest in $56,000,000 joint tri-party repurchase agreement dated June 30, 2011 with JPMorgan Securities, Inc. due July 1, 2011 - maturity value of $37,000,123 for an effective yield of 0.12% (collateralized by various corporate bonds and notes with coupon rates ranging from 3.75% to 10.00% and due dates ranging from November 15, 2014 to March 15, 2023, valued at $58,804,984)				37,000,000	37,000,000

Interest in $250,000,000 joint tri-party repurchase agreement dated June 30, 2011 with Merrill Lynch & Co., Inc. due July 1, 2011 - maturity value of $90,000,125 for an effective yield of 0.05% (collateralized by various mortgage-backed securities with coupon rates ranging from 1.999% to 5.50% and due dates ranging from June 1, 2025 to January 1, 2041, valued at $255,000,001)				90,000,000	90,000,000

Interest in $39,000,000 tri-party term repurchase agreement dated February 4, 2011 with Merrill Lynch & Co., Inc. due November 4, 2011, 0.26% FRN (collateralized by General Electric Capital Corp. corporate bonds and notes with a coupon rate of 5.625% and a due date of September 15, 2017, valued at $40,950,001) (TR)				39,000,000	39,000,000

Total repurchase agreements (cost $565,646,000)					$565,646,000

ASSET-BACKED COMMERCIAL PAPER (21.9%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Alpine Securitization (Switzerland)	0.130	7/11/11		$11,700,000	$11,699,573

Bryant Park Funding, LLC	0.170	7/20/11		8,650,000	8,649,224

Bryant Park Funding, LLC	0.130	7/12/11		9,500,000	9,499,623

CHARTA, LLC	0.020	7/1/11		13,200,000	13,200,000

CIESCO, LLC	0.070	7/7/11		9,850,000	9,849,885

CIESCO, LLC	0.020	7/1/11		9,850,000	9,850,000

Fairway Finance, LLC (Canada)	0.170	7/13/11		3,000,000	2,999,830

Fairway Finance, LLC (Canada)	0.140	8/8/11		18,948,000	18,945,200

Fairway Finance, LLC (Canada)	0.130	7/20/11		5,000,000	4,999,657

Falcon Asset Securitization Co., LLC	0.140	7/15/11		1,200,000	1,199,935

Falcon Asset Securitization Co., LLC	0.130	7/12/11		16,300,000	16,299,353

FCAR Owner Trust I	0.220	7/12/11		27,500,000	27,498,151

Govco, Inc.	0.120	7/8/11		9,000,000	8,999,790

Jupiter Securitization Co., LLC	0.170	9/1/11		9,200,000	9,197,306

Jupiter Securitization Co., LLC	0.130	7/13/11		9,200,000	9,199,601

Liberty Street Funding, LLC (Canada)	0.230	7/7/11		5,000,000	4,999,808

Liberty Street Funding, LLC (Canada)	0.220	7/18/11		9,900,000	9,898,972

Liberty Street Funding, LLC (Canada)	0.140	7/27/11		900,000	899,909

Liberty Street Funding, LLC (Canada)	0.140	7/12/11		4,408,000	4,407,811

Manhattan Asset Funding Co., LLC (Japan)	0.290	7/6/11		9,000,000	8,999,638

Manhattan Asset Funding Co., LLC (Japan)	0.230	7/18/11		3,200,000	3,199,652

Manhattan Asset Funding Co., LLC (Japan)	0.210	7/8/11		6,000,000	5,999,755

Northern Pines Funding, LLC (Germany)	0.230	8/8/11		9,000,000	8,997,815

Northern Pines Funding, LLC (Germany)	0.210	8/24/11		9,200,000	9,197,102

Old Line Funding Corp.	0.140	7/22/11		15,615,000	15,613,728

Old Line Funding Corp.	0.140	7/21/11		2,800,000	2,799,782

Starbird Funding Corp.	0.150	7/8/11		5,606,000	5,605,836

Straight-A Funding, LLC	0.200	7/5/11		10,500,000	10,499,767

Straight-A Funding, LLC	0.180	8/4/11		20,470,000	20,466,520

Straight-A Funding, LLC	0.150	8/16/11		24,000,000	23,995,400

Thunder Bay Funding, Inc.	0.130	7/21/11		600,000	599,957

Thunder Bay Funding, Inc.	0.130	7/13/11		18,011,000	18,010,220

Variable Funding Capital Co., LLC	0.150	8/11/11		4,000,000	3,999,317

Variable Funding Capital Co., LLC	0.150	8/2/11		4,750,000	4,749,367

Variable Funding Capital Co., LLC	0.120	7/29/11		18,600,000	18,598,264

Victory Receivables Corp. (Japan)	0.270	8/2/11		13,000,000	12,996,880

Victory Receivables Corp. (Japan)	0.270	7/19/11		14,610,000	14,608,028

Windmill Funding Corp. (United Kingdom)	0.140	7/15/11		8,500,000	8,499,537

Working Capital Management Co. (Japan)	0.220	7/5/11		9,200,000	9,199,775

Working Capital Management Co. (Japan)	0.150	7/1/11		9,600,000	9,600,000

Total asset-backed commercial paper (cost $398,529,968)					$398,529,968

COMMERCIAL PAPER (13.7%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Bank of Nova Scotia (Canada)	0.240	9/1/11		$7,400,000	$7,396,941

Barclays Bank, PLC 144A, Ser. 10-1 (United Kingdom)	0.290	9/9/11		18,300,000	18,289,681

Commonwealth Bank of Austrailia (Australia)	0.205	10/4/11		11,400,000	11,393,833

Commonwealth Bank of Austrailia (Australia)	0.185	9/15/11		2,070,000	2,069,192

Commonwealth Bank of Austrailia 144A (Australia)	0.276	6/8/12		14,000,000	14,000,000

DnB NOR Bank ASA (Norway)	0.275	12/7/11		22,600,000	22,572,550

DnB NOR Bank ASA (Norway)	0.215	7/6/11		5,000,000	4,999,851

General Electric Capital Services	0.190	9/21/11		9,500,000	9,495,889

General Electric Capital Services	0.100	8/30/11		9,900,000	9,898,350

HSBC USA, Inc. (United Kingdom)	0.170	9/28/11		10,000,000	9,995,797

HSBC USA, Inc. (United Kingdom)	0.140	8/29/11		10,000,000	9,997,706

Lloyds TSB Bank PLC (United Kingdom)	0.290	8/31/11		12,000,000	11,994,103

Lloyds TSB Bank PLC (United Kingdom)	0.210	9/1/11		6,300,000	6,297,722

Nationwide Building Society 144A (United Kingdom)	0.200	8/2/11		9,900,000	9,898,240

Nordea North America, Inc. (Sweden)	0.225	10/21/11		27,000,000	26,981,100

Rabobank USA Financial Corp. (Netherlands)	0.210	9/6/11		17,000,000	16,993,356

Roche Holdings, Inc. (Switzerland)	0.100	8/3/11		11,000,000	10,998,992

Royal Bank of Scotland Group PLC (United Kingdom)	0.180	7/18/11		4,800,000	4,799,592

State Street Corp.	0.180	9/9/11		10,350,000	10,346,378

State Street Corp.	0.160	8/9/11		10,500,000	10,498,180

Toronto Dominion Holdings (USA) 144A (Canada)	0.140	8/15/11		2,300,000	2,299,598

Westpac Banking Corp./NY (Australia)	0.195	9/6/11		18,000,000	17,993,468

Total commercial paper (cost $249,210,519)					$249,210,519

MUNICIPAL BONDS AND NOTES (8.9%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

California (0.3%)

California Educational Facilities Authority Commercial Paper (Stanford University), Ser. STAN	0.200	8/19/11	P-1	$6,000,000	$6,000,000

					6,000,000
Connecticut (0.6%)

Yale University Commercial Paper	0.190	7/20/11	P-1	10,000,000	9,998,997

					9,998,997
Kentucky (0.6%)

Kentucky Economic Development Finance Authority VRDN (Catholic Health Initiatives), Ser. C(M)	0.050	5/1/34	VMIG1	11,000,000	11,000,000

					11,000,000
Maryland (1.7%)

Howard County Commercial Paper	0.160	7/6/11	P-1	2,750,000	2,750,000

Johns Hopkins University Commercial Paper, Ser. A	0.250	8/1/11	P-1	9,700,000	9,700,000

Johns Hopkins University Commercial Paper, Ser. A	0.240	8/15/11	P-1	6,000,000	6,000,000

Johns Hopkins University Commercial Paper, Ser. A	0.240	8/2/11	P-1	5,614,000	5,614,000

Johns Hopkins University Commercial Paper, Ser. A	0.160	7/6/11	P-1	6,000,000	6,000,000

					30,064,000
Massachusetts (1.1%)

Harvard University Commercial Paper	0.180	10/3/11	P-1	4,200,000	4,198,026

Massachusetts Health & Educational Facilities Authority Commercial Paper (Harvard University), Ser. EE	0.220	8/1/11	P-1	15,000,000	15,000,000

					19,198,026
New Hampshire (0.2%)

New Hampshire Health & Education Facilities Authority VRDN (University of New Hampshire), Ser. B(M)(FWC)	0.040	7/1/33	VMIG1	2,975,000	2,975,000

					2,975,000
Ohio (0.1%)

Columbus, Sewer VRDN, Ser. B(M)	0.050	6/1/32	VMIG1	2,530,000	2,530,000

					2,530,000
Oklahoma (0.2%)

Oklahoma State Capitol Improvement Authority State Facilities VRDN (Higher Education), Ser. D2(M)	0.250	7/1/32	VMIG1	2,800,000	2,800,000

					2,800,000
Tennessee (0.6%)

Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board VRDN (Vanderbilt University), Ser. A-1(M)	0.060	10/1/44	VMIG1	11,500,000	11,500,000

					11,500,000
Texas (1.2%)

Board of Regents of Texas Technical University Revenue Financing System Commercial Paper, Ser. A	0.160	9/8/11	P-1	7,350,000	7,350,000

Harris County, Health Facilities Development Corp. Hospital VRDN (Texas Childrens Hospital), Ser. B-1(M)	0.100	10/1/29	VMIG1	3,920,000	3,920,000

Houston, Independent School District VRDN (Schoolhouse), PSFG(M)	0.130	6/15/31	VMIG1	5,165,000	5,165,000

University of Texas System Board of Regents Revenue Financing System Commercial Paper, Ser. A	0.160	9/8/11	P-1	5,476,000	5,476,000

					21,911,000
Virginia (1.2%)

Regents of University of Virginia Commercial Paper, Ser. 03-A	0.160	7/5/11	P-1	8,000,000	8,000,000

Regents of University of Virginia Commercial Paper, Ser. 03-A	0.140	7/5/11	P-1	14,500,000	14,500,000

					22,500,000
Wisconsin (1.1%)

Wisconsin State Health & Educational Facilities Authority VRDN (Wheaton Franciscan Services), Ser. B (U.S. Bank NA (LOC))(M)	0.060	8/15/33	VMIG1	20,900,000	20,900,000

					20,900,000

Total municipal bonds and notes (cost $161,377,023)					$161,377,023

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Citigroup, Inc. FDIC guaranteed notes(k)	2.875	12/9/11		$3,100,000	$3,134,950

Federal Home Loan Bank discount notes	0.115	8/24/11		5,300,000	5,299,086

Federal Home Loan Bank discount notes	0.090	8/26/11		16,300,000	16,297,718

Federal Home Loan Mortgage Corp. discount notes	0.190	9/19/11		4,400,000	4,398,142

Federal Home Loan Mortgage Corp. discount notes	0.176	9/14/11		18,500,000	18,493,219

Federal Home Loan Mortgage Corp. discount notes	0.150	7/27/11		2,200,000	2,199,762

Federal Home Loan Mortgage Corp. discount notes	0.134	8/29/11		13,450,000	13,447,056

Federal Home Loan Mortgage Corp. discount notes	0.100	7/8/11		1,000,000	999,981

Federal National Mortgage Association discount notes	0.110	8/24/11		7,966,000	7,964,686

Federal National Mortgage Association discount notes	0.101	8/22/11		27,100,000	27,096,040

General Electric Capital Corp. FDIC guaranteed notes, FRN, MTN, Ser. G	1.182	12/9/11		7,000,000	7,030,927

General Electric Capital Corp. FDIC guaranteed notes, MTN, Ser. G(k)	3.000	12/9/11		22,453,000	22,719,286

Wells Fargo & Co. FDIC guaranteed notes(k)	3.000	12/9/11		4,786,000	4,842,610

Total U.S. government agency obligations (cost $133,923,463)					$133,923,463

CERTIFICATES OF DEPOSIT (6.1%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Australia)	0.250	11/16/11		$7,500,000	$7,500,000

Australia & New Zealand Banking Group, Ltd. (Australia)	0.230	7/7/11		20,000,000	20,000,000

ING Bank NV (Netherlands)	0.220	7/18/11		10,000,000	10,000,000

National Australia Bank/New York FRN (Australia)	0.220	10/6/11		28,000,000	28,000,000

Natixis/New York, NY FRN (France)	0.245	7/1/11		9,625,000	9,625,000

Svenska Handelsbanken/New York, NY (Sweden)	0.240	7/6/11		1,900,000	1,900,038

Toronto-Dominion Bank/NY (Canada)	0.235	11/10/11		25,000,000	25,000,000

Westpac Banking Corp./NY (Australia)	0.230	12/9/11		9,250,000	9,249,096

Total certificates of deposit (cost $111,274,134)					$111,274,134

U.S. TREASURY OBLIGATIONS (4.5%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

U.S. Treasury Notes	1.125	1/15/12		$39,500,000	$39,671,848
U.S. Treasury Notes	1.000	10/31/11		21,775,000	21,829,981
U.S. Treasury Notes	0.750	11/30/11		20,000,000	20,040,301

Total U.S. treasury obligations (cost $81,542,130)					$81,542,130

SHORT-TERM INVESTMENT FUND (4.5%)(a)
				Shares	Value

Putnam Money Market Liquidity Fund 0.04%(e)				81,262,121	$81,262,121

Total short-term investment fund (cost $81,262,121)					$81,262,121

CORPORATE BONDS AND NOTES (2.9%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Royal Bank of Canada 144A sr. unsec. notes FRN (Canada)(M)	0.647	5/15/14		$29,425,000	$29,429,073

Svenska Handelsbanken/New York, NY 144A FRN (Sweden)(M)	0.292	6/8/17		23,500,000	23,500,000

Total corporate bonds and notes (cost $52,929,073)					$52,929,073

TOTAL INVESTMENTS

Total investments (cost $1,835,694,431)(b)					$1,835,694,431

Key to holding's abbreviations
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRN	Floating Rate Notes
LOC	Letter of credit
MTN	Medium Term Notes
PSFG	Permanent School Fund Guaranteed
VRDN	Variable Rate Demand Notes

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through June 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,819,157,382.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(FWC)	Forward commitment, in part or in entirety.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $42,077 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $360,169,543 and $278,907,422, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(k)	The rates shown are the current interest rates at the close of the reporting period.
(M)	The security's effective maturity date is less than one year.
(TR)	Maturity value of a term repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on FRN and VRDN are the current interest rates at the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	71.5%
	Canada	6.1
	Australia	6.0
	United Kingdom	4.3
	Japan	3.5
	Sweden	2.9
	Norway	1.5
	Netherlands	1.5
	Switzerland	1.2
	Germany	1.0
	France	0.5

	Total	100.0%
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$398,529,968	$—
Certificates of deposit	—	111,274,134	—
Commercial paper	—	249,210,519	—
Corporate bonds and notes	—	52,929,073	—
Municipal bonds and notes	—	161,377,023	—
Repurchase agreements	—	565,646,000	—
U.S. Government Agency Obligations	—	133,923,463	—
U.S. Treasury Obligations	—	81,542,130	—
Short-term investment fund	81,262,121	—	—

Totals by level	$81,262,121	$1,754,432,310	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2011